Note 29 Capital ratios (Details) - EUR (€) € in Millions	Jun. 30, 2026 [1]	Dec. 31, 2025
Capital ratios [Line Items]
Eligible common equity tier 1 capital	€ 54,626	€ 50,446
Eligible additional tier 1 capital	6,484	5,488
Eligible tier 2 capital	12,675	12,431
Risk weighted assets	€ 423,497	€ 397,241
Common tier 1 capital ratio	12.90%	12.70%
Additional tier 1 capital ratio	1.53%	1.38%
Tier 1 capital ratio	14.43%	14.08%
Tier 2 capital ratio	2.99%	3.13%
Total capital ratio	17.42%	17.21%

[1]	(1) Provisional data.